1933 Act Registration No.  002-84589
                                             1940 Act Registration No. 811-03767

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 31, 2000
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No. ___

                        Post-Effective Amendment No. _28_

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                Amendment No. _28_
                        (Check appropriate box or boxes)

                         IAI INVESTMENT FUNDS VIII, INC.
               (Exact Name of Registrant as Specified in Charter)

                              3700 U.S. Bank Place
                                  P.O. Box 357
                          Minneapolis, Minnesota 55440
               (Address of Principal Executive Offices, Zip Code)

                                 (612) 376-2700
              (Registrant's Telephone Number, including Area Code)

                              Steven G. Lentz, Esq.
                              3700 U.S. Bank Place
                                  P.O. Box 357
                          Minneapolis, Minnesota 55440
                     (Name and Address of Agent for Service)

                                    COPY TO:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                        Minneapolis, Minnesota 55402-1498

It is proposed that this filing will become effective (check appropriate box):

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__ on August 1, 2000 pursuant to paragraph (b) of Rule 485
     _____ 75 days after filing pursuant to paragraph (a) of Rule 485
     _____ on (specify date) pursuant to paragraph (a) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a) of Rule 485

================================================================================

                           Incorporation by Reference
                                       and
                                Explanatory Note

         In addition to the cover page, Part C, signature page and exhibits included herewith, this Post-Effective Amendment contains Part A (Prospectus) and Part B (Statement of Additional Information), which are incorporated by reference from Post-Effective Amendment No. 33 to the Registration Statement of IAI Investment Funds VI, Inc. (File Nos. 033-40496 and 811-5990) filed on July 31, 2000. Such Prospectus and Statement of Additional Information combines five Registrants (and Series) as listed below:

                  Registrant                    Series
                  ----------                    ------
         IAI Investment Funds VI, Inc.          Capital Appreciation Fund
                                                Emerging Growth Fund
                                                Midcap Growth Fund
                                                Balanced Fund

         IAI Investment Funds II, Inc.          Growth Fund

         IAI Investment Funds IV, Inc.          Regional Fund

         IAI Investment Funds VII, Inc.         Growth and Income Fund

         IAI Investment Funds VIII, Inc.        Long Term Growth Fund

         Post-Effective Amendment No. 33 was filed pursuant to Rule 485(b) to become effective on the same day as this Registration Statement.

                                     PART C
                            IAI Long Term Growth Fund
                                   a series of
                         IAI Investment Funds VIII, Inc.

                                OTHER INFORMATION

Item 23.          Exhibits
         THE FUNDS ARE FILING OR INCORPORATING BY REFERENCE THE FOLLOWING
         EXHIBITS:

         (a) Certificate of Amendment dated 7/23/93 to the Amended and Restated Articles of Incorporation (2)
         (b)      Bylaws  (2)
         (c)      Instruments Defining Rights of Security Holders-not applicable
         (d)      Management Agreement dated 4/1/96  (1)
         (e)      Form of Shareholder Service Agreement  (3)
         (f)      Bonus or Profit Sharing Contracts - not applicable
         (g)      Custodian Servicing Agreement dated 3/1/99 (4)
         (h).1    Fund Accounting Servicing Agreement dated 3/1/9 (4)
         (h).2    Fund Administration Servicing Agreement (4)
         (h).3    Fulfillment Servicing Agreement dated 4/26/99 (4)
         (h).4    Transfer Agent Servicing Agreement dated 4/26/99 (4)
         (i)      Legal Opinion (6)
         (j)      Consent of KPMG LLP (6)
         (k)      Omitted Financial Statements - not applicable
         (l)      Initial Capital Agreements - not applicable
         (m)      Rule 12b-1 Plan - not applicable
         (n)      Rule 18f-3 Plan - not applicable
         (o)      Not applicable
         (p)      Code of Ethics (5)

-------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 30, 1996.
(2) Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 25, 1996.
(3) Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1998.
(4) Incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement of IAI Investment Funds VI, Inc. (File #033-40496) on Form N-1A filed with the Commission on July 30, 1999.
(5) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of IAI Retirement Funds, Inc. filed with the Commission on April 28, 2000.
(6)      Filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Fund THE FOLLOWING IS A LIST OF ALL PERSONS DIRECTLY OR INDIRECTLY
CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

         See the section of the Prospectus entitled "Fund Management" and the section of the Statement of Additional Information entitled "Management" filed as part of this Registration Statement.

Item 25.  Indemnification
         STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENT OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE FUND IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON OR UNDERWRITER FOR THEIR PROTECTION.

         Incorporated by reference to Post-Effective Amendment #24 to Registrant's Registration Statement on Form N-1A filed on May 30, 1997.

Item 26.  Business and Other Connections of the Investment Adviser
         DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE THAT EACH INVESTMENT ADVISER, AND EACH DIRECTOR, OFFICER OR PARTNER OF THE ADVISER, IS OR HAS BEEN ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.

         Information on the business of Investment Advisers, Inc. ("IAI") is described in the Prospectus section "Fund Management" and in Part B of this Registration Statement in the section "Management."

         The following senior officers and directors of IAI are not listed in the Statement of Additional Information:

                                                                                 Other Business/Employment
         Name                               Position with Adviser                  During Past Two Years
         ----                               ---------------------                  ---------------------

         Iain D. Cheyne                     Chairman/Director                              None
         John Alexander                     Executive Vice President                       None
         Larry Ray Hill                     Executive Vice President                       None
         James Beloff                       Senior Vice President                          None
         Stephen C. Coleman                 Senior Vice President                          None
         Lindsay Johnston                   Senior Vice President                          None
         Steve Lentz                        Senior Vice President                          None
         Curt McLeod                        Senior Vice President                          None
         Deb Ratelle                        Senior Vice President                          None
         John Caravello                     Director                                       None
         Kevin McKendry                     Director                                       None
         Peter Phillips                     Director                                       None

         Certain of the officers and directors of IAI also serve as officers and directors of IAI International Ltd. The address of IAI International is 10 Fleet Street, London, EC4M 7RH,

England. Both IAI and IAI International's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization based in London, England. The senior officers and directors of IAI International are Peter Norton, Senior Vice President, International Equity Investments, and Iain D. Cheyne, Director.

         Certain of the officers and directors of IAI also serve as officers and directors of IAI Trust Company, a wholly-owned subsidiary of IAI. The address of IAI Trust Company is 3600 U.S. Bank Place, Minneapolis, Minnesota 55402. John A. Alexander is the President and a Director of IAI Trust Company.

Item 27.  Principal Underwriters
(a) STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE FUND) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING THE FUND'S SECURITIES ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

         Not applicable.

(b) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR EACH DIRECTOR, OFFICER OR PARTNER OF EACH PRINCIPAL UNDERWRITER NAMED IN RESPONSE TO ITEM 20.

         Not applicable.

(c) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED, DIRECTLY OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON.

         Not applicable.

Item 28.  Location of Accounts and Records
         STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PHYSICAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY
SECTION 31(a) AND THE RULES UNDER THAT SECTION.

         The Custodian for Registrant is Firstar Bank, N.A., P.O. Box 510, Milwaukee, WI 53201- 0510. The Custodian maintains records of all cash transactions of Registrant. All other books and records of Registrant's investment portfolios are maintained by IAI. Firstar Mutual Fund Services, LLP, P.O. Box 701, Milwaukee, WI 53201-0701, acts as Registrant's transfer agent and dividend disbursing agent.

Item 29.  Management Services
         PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY
MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM FOR THE FUND FOR THE LAST THREE FISCAL YEARS.

         Not applicable.

Item 30.  Undertakings
         IN INITIAL REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT, PROVIDE AN UNDERTAKING TO FILE AN AMENDMENT TO THE REGISTRATION STATEMENT WITH CERTIFIED FINANCIAL STATEMENTS SHOWING THE INITIAL CAPITAL RECEIVED BEFORE ACCEPTING SUBSCRIPTIONS FROM MORE THAN 25 PERSONS IF THE FUND INTENDS TO RAISE ITS INITIAL CAPITAL UNDER SECTION 14(a)(3).

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 31st day of July, 2000.

                                                 IAI INVESTMENT FUNDS VIII, INC.
                                                 (Registrant)


                                                 By:  /s/ Keith Wirtz
                                                 -------------------------------
                                                 Keith Wirtz, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

  /s/ Keith Wirtz              President (principal executive      July 31, 2000
--------------------------     officer)
Keith Wirtz

  /s/ Jill Stevenson           Treasurer (principal financial      July 31, 2000
--------------------------     and accounting officer)
Jill Stevenson

Madeline Betsch*               Director

W. William Hodgson*            Director

George R. Long*                Director

J. Peter Thompson*             Director

Charles H. Withers*            Director


*By:    /s/ Steven G. Lentz                                        July 31, 2000
      ----------------------------------
         Steven G. Lentz, Attorney-in-Fact

*    Pursuant to Powers of Attorney dated April 26, 2000